SCHEDULE OF TAXED PAYABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Total taxes payable	$ 3,681,166	$ 2,718,687
Income Tax Payable [Member]
Total taxes payable	1,689,296	1,296,206
Value Added Tax VAT [Member]
Total taxes payable	1,443,500	1,338,800
Other Taxes Payable [Member]
Total taxes payable	$ 548,370	$ 83,681